UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22033
MFS SERIES TRUST XIV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Institutional
Money Market Portfolio
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Institutional Money Market Portfolio for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Institutional Money Market Portfolio	$1	0.01%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,229,132,895
Total Number of Holdings:	63
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	47.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.9%
Commercial Paper	24.0%
Fixed Income	1.2%
Composition including fixed income credit
quality
A-1+	49.6%
A-1	49.2%
U.S. Government	1.2%
Maturity breakdown
0 - 7 days	47.1%
8 - 29 days	14.8%
30 - 59 days	13.3%
60 - 89 days	11.7%
90 - 365 days	13.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s financial information at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMM-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Institutional Money Market Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Institutional Money Market Portfolio
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – 24.0%
Apparel Manufacturers – 1.7%
LVMH Moet Hennessy Louis Vuitton SE, 3.85%, due 4/15/2026 (t)	$60,000,000	$59,715,204
LVMH Moet Hennessy Louis Vuitton SE, 3.72%, due 8/18/2026 (t)	45,000,000	44,229,870
		$103,945,074
Automotive – 3.6%
Toyota Motor Credit Corp., 4.2%, due 3/04/2026 (t)	$50,000,000	$49,974,585
Toyota Motor Credit Corp., 4.03%, due 3/23/2026 (t)	75,000,000	74,815,522
Toyota Motor Credit Corp., 3.97%, due 5/11/2026 (t)	50,000,000	49,625,435
Toyota Motor Credit Corp., 3.76%, due 9/15/2026 (t)	50,000,000	48,969,445
		$223,384,987
Broadcasting – 1.6%
Walt Disney Co. (The), 3.71%, due 3/10/2026 (t)	$50,000,000	$49,943,805
Walt Disney Co. (The), 3.68%, due 3/27/2026 (t)	49,000,000	48,861,075
		$98,804,880
Computer Software – 3.2%
Cisco Systems, Inc., 3.65%, due 4/23/2026 (t)	$50,000,000	$49,720,545
Cisco Systems, Inc., 3.61%, due 7/13/2026 (t)	50,000,000	49,322,140
Cisco Systems, Inc., 3.67%, due 7/21/2026 (t)	50,000,000	49,284,400
Cisco Systems, Inc., 3.7%, due 7/27/2026 (t)	54,700,000	53,886,338
		$202,213,423
Energy - Integrated – 2.2%
TotalEnergies Capital S.A., 4.05%, due 3/09/2026 (t)	$40,000,000	$39,958,832
TotalEnergies Capital S.A., 3.73%, due 3/16/2026 (t)	50,000,000	49,912,465
TotalEnergies Capital S.A., 3.76%, due 6/26/2026 (t)	50,000,000	49,388,470
		$139,259,767
Major Banks – 8.1%
ANZ Bank, 4.21%, due 3/03/2026 (t)	$41,750,000	$41,733,087
ANZ Bank, 3.72%, due 8/04/2026 (t)	40,000,000	39,360,508
ANZ Bank, 3.77%, due 9/04/2026 (t)	50,000,000	49,042,925
Sumitomo Mitsui Banking Corp., 4.04%, due 3/17/2026 (t)	50,000,000	49,907,610
Sumitomo Mitsui Banking Corp., 3.97%, due 5/04/2026 (t)	50,000,000	49,647,675
Sumitomo Mitsui Banking Corp., 3.97%, due 5/18/2026 (t)	50,000,000	49,581,210
Sumitomo Mitsui Banking Corp., 3.77%, due 6/11/2026 (t)	24,983,000	24,711,920
Toronto-Dominion Bank, 4.07%, due 3/10/2026 (t)	50,000,000	49,942,745
Toronto-Dominion Bank, 4%, due 4/17/2026 (t)	50,000,000	49,744,515
Toronto-Dominion Bank, 3.91%, due 5/04/2026 (t)	50,000,000	49,655,645
Toronto-Dominion Bank, 3.72%, due 5/14/2026 (t)	50,000,000	49,603,530
		$502,931,370
Other Banks & Diversified Financials – 3.6%
Mizuho Bank Ltd., 3.87%, due 4/15/2026 (t)	$40,000,000	$39,808,344
Mizuho Bank Ltd., 3.96%, due 5/04/2026 (t)	50,000,000	49,661,800
Mizuho Bank Ltd., 3.88%, due 6/11/2026 (t)	50,000,000	49,461,875
Mizuho Bank Ltd., 3.79%, due 7/06/2026 (t)	50,000,000	49,328,945
IMMFS-SEM

MFS Institutional Money Market Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Other Banks & Diversified Financials – continued
Mizuho Bank Ltd., 3.79%, due 7/13/2026 (t)	$35,000,000	$34,501,533
		$222,762,497
Total Commercial Paper (Identified Cost, $1,493,473,052)		$1,493,301,998
Bonds – 1.2%
U.S. Treasury Obligations – 1.2%
U.S. Treasury Notes, 3.75%, due 4/15/2026	$75,000,000	$75,000,469
U.S. Government Agencies and Equivalents (y) – 47.9%
Fannie Mae, 3.6%, due 3/18/2026	$20,550,000	$20,510,738
Federal Farm Credit Bank, 3.65%, due 3/03/2026	20,000,000	19,991,956
Federal Farm Credit Bank, 3.83%, due 3/05/2026	19,050,000	19,038,507
Federal Farm Credit Bank, 3.64%, due 4/14/2026	25,400,000	25,283,809
Federal Farm Credit Bank, 3.79%, due 4/20/2026	15,200,000	15,121,399
Federal Home Loan Bank, 3.49%, due 3/02/2026	1,078,461,000	1,078,135,661
Federal Home Loan Bank, 3.66%, due 3/26/2026	60,000,000	59,837,100
Federal Home Loan Bank, 3.63%, due 3/30/2026	27,150,000	27,065,367
Federal Home Loan Bank, 3.77%, due 4/13/2026	50,000,000	49,776,250
Federal Home Loan Bank, 3.63%, due 4/20/2026	50,000,000	49,741,445
Federal Home Loan Bank, 3.57%, due 4/30/2026	50,000,000	49,691,722
Federal Home Loan Bank, 3.57%, due 5/06/2026	75,000,000	74,493,542
Federal Home Loan Bank, 3.64%, due 5/08/2026	37,200,000	36,941,408
Federal Home Loan Bank, 3.55%, due 7/01/2026	50,000,000	49,388,611
Federal Home Loan Bank, 3.54%, due 9/04/2026	35,000,000	34,358,713
Freddie Mac, 3.67%, due 3/09/2026	50,000,000	49,949,722
Freddie Mac, 3.61%, due 4/20/2026	42,800,000	42,578,676
Freddie Mac, 3.61%, due 5/27/2026	17,500,000	17,345,332
U.S. Treasury Bill, 3.79%, due 3/03/2026	50,000,000	49,995,016
U.S. Treasury Bill, 3.8%, due 3/10/2026	27,600,000	27,577,828
U.S. Treasury Bill, 3.7%, due 3/19/2026	267,800,000	267,342,528
U.S. Treasury Bill, 3.58%, due 3/26/2026	139,450,000	139,113,274
U.S. Treasury Bill, 3.66%, due 4/07/2026	64,850,000	64,614,919
U.S. Treasury Bill, 3.6%, due 4/16/2026	209,450,000	208,501,780
U.S. Treasury Bill, 3.63%, due 4/21/2026	74,000,000	73,627,773
U.S. Treasury Bill, 3.61%, due 5/07/2026	150,000,000	149,009,656
U.S. Treasury Bill, 3.63%, due 5/14/2026	74,400,000	73,858,137
U.S. Treasury Bill, 3.64%, due 5/28/2026	27,400,000	27,162,613
U.S. Treasury Bill, 3.63%, due 6/16/2026	186,450,000	184,486,256
Total U.S. Government Agencies and Equivalents (Identified Cost, $2,984,792,564)		$2,984,539,738
Repurchase Agreements – 26.9%
BofA Securities, Inc. Repurchase Agreement, 3.66%, dated 2/27/2026, due 3/02/2026, total to be received $63,999,514 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $65,391,159)	$63,980,000	$63,980,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 3.64%, dated 2/27/2026, due 3/02/2026, total to be received $1,611,543,546 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $1,643,276,062)	1,611,054,859	1,611,054,859
Total Repurchase Agreements, at Cost and Value		$1,675,034,859
Other Assets, Less Liabilities – 0.0%		1,255,831
Net Assets – 100.0%		$6,229,132,895

MFS Institutional Money Market Portfolio
Portfolio of Investments (unaudited) – continued

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(a)(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $4,553,260,786)	$4,552,842,205
Investments in unaffiliated repurchase agreements, at cost and value	1,675,034,859
Receivables for
Interest	1,397,365
Other assets	10,745
Total assets	$6,229,285,174
Liabilities
Payable to affiliates
Administrative services fee	$144
Shareholder servicing costs	83
Payable for custodian fee	101,361
Payable for audit and tax fees	22,021
Accrued expenses and other liabilities	28,670
Total liabilities	$152,279
Net assets	$6,229,132,895
Net assets consist of
Paid-in capital	$6,229,646,313
Total distributable earnings (loss)	(513,418)
Net assets	$6,229,132,895
Shares of beneficial interest outstanding	6,228,710,335
Net asset value per share (net assets of $6,229,132,895 / 6,228,710,335 shares of beneficial interest outstanding)	$1.0001
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Interest	$123,203,370
Expenses
Shareholder servicing costs	$398
Administrative services fee	8,679
Custodian fee	144,327
Shareholder communications	2,300
Audit and tax fees	21,988
Legal fees	17,465
Commitment fee	15,969
Miscellaneous	25,677
Total expenses	$236,803
Net investment income (loss)	$122,966,567
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$501,039
Net realized and unrealized gain (loss)	$501,039
Change in net assets from operations	$123,467,606
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$122,966,567	$294,300,385
Net unrealized gain (loss)	501,039	(981,007)
Change in net assets from operations	$123,467,606	$293,319,378
Total distributions to shareholders	$(122,966,567)	$(294,300,385)
Change in net assets from fund share transactions	$153,300,287	$(934,552,280)
Total change in net assets	$153,801,326	$(935,533,287)
Net assets
At beginning of period	6,075,331,569	7,010,864,856
At end of period	$6,229,132,895	$6,075,331,569
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.0000	$1.0001	$1.0001	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations
Net investment income (loss) (d)	$0.0196	$0.0453	$0.0540	$0.0417	$0.0043	$0.0006
Net realized and unrealized gain (loss)	0.0001	(0.0002)	0.0000 (w)	0.0007	0.0005	0.0000 (w)
Total from investment operations	$0.0197	$0.0451	$0.0540	$0.0424	$0.0048	$0.0006
Less distributions declared to shareholders
From net investment income	$(0.0196)	$(0.0452)	$(0.0540)	$(0.0423)	$(0.0048)	$(0.0006)
Net asset value, end of period	$1.0001	$1.0000	$1.0001	$1.0001	$1.0000	$1.0000
Total return (%) (r)	1.97 (n)	4.61	5.53	4.32	0.48	0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.01 (a)	0.01	0.01	0.01	0.01	0.01
Net investment income (loss)	3.96 (a)	4.53	5.40	4.17	0.43	0.06
Net assets at end of period (000 omitted)	$6,229,133	$6,075,332	$7,010,865	$5,555,378	$7,936,043	$8,810,489

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.0001.
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Institutional Money Market Portfolio (the fund) is a diversified series of MFS Series Trust XIV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments are generally valued at fair value based on an evaluated bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

MFS Institutional Money Market Portfolio
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$75,000,469	$—	$75,000,469
Short-Term Securities	—	6,152,876,595	—	6,152,876,595
Total	$—	$6,227,877,064	$—	$6,227,877,064
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2026, the fund had investments in repurchase agreements with a gross value of $1,675,034,859 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended February 28, 2026, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$294,300,385
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Institutional Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$6,228,295,646
Gross appreciation	143,697
Gross depreciation	(562,279)
Net unrealized appreciation (depreciation)	$(418,582)
As of 8/31/25
Capital loss carryforwards	(94,837)
Net unrealized appreciation (depreciation)	(919,620)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(94,837)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2026, these costs amounted to $398.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0003% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold	40,901,378,057	$40,907,839,092	68,679,688,816	$68,686,245,790
Shares issued to shareholders in reinvestment of distributions	122,946,022	122,966,567	294,263,717	294,296,470
Shares reacquired	(40,871,163,319)	(40,877,505,372)	(69,908,333,122)	(69,915,094,540)
Net change	153,160,760	$153,300,287	(934,380,589)	$(934,552,280)
The fund is solely invested in by other MFS funds for the purpose of investing excess cash balances on a short-term basis.  The MFS funds do not invest in this fund for the purpose of exercising management or control.  At the end of the period, the MFS International Intrinsic Value Fund, the MFS International Growth Fund, and the MFS Value Fund were the owners of record of approximately 14%, 7%, and 6%, respectively, of the value of outstanding voting shares of the fund. No other MFS fund owned more than 5% of the value of outstanding voting shares of the fund.

MFS Institutional Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $15,969 and $0, respectively, and are included in “Commitment fee” in the Statement of Operations.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Institutional Money Market Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Institutional Money Market Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Institutional Money Market Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 15, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 15, 2026

*  Print name and title of each signing officer under his or her signature.